DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - Cepton Technologies, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) [Line Items]
Schedule of accounts receivable, net
	June 30, 2021	December 31, 2020
Customer A	14%	15%
Customer B	—%	39%
Customer C	—%	10%
Customer D	12%	13%
Customer E	64%	—%

	December 31,
	2020	2019
Customer A	15%	—%
Customer B	39%	56%
Customer C	10%	—%
Customer D	13%	—%

Schedule of total revenue
	Six Months Ended June 30, 2021	Six Months Ended June 30, 2020
Customer A	58%	12%
Customer B	—%	31%
Customer C	—%	11%
Customer D	—%	11%

	Year Ended December 31,
	2020	2019
Customer A	23%	—%
Customer B	16%	40%
Customer C	11%	—%
Customer D	—%	10%
Customer E	—%	13%

Schedule of accrued warranty liability, which is included as a component of accrued expenses and other current liabilities
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Beginning balance	$40	$31
Warranty provision	33	90
Consumption	(24)	(81)
Ending balance	49	$40

	Year Ended December 31,
	2020	2019
Balance as of the beginning of year	$31	$20
Warranty provision	90	185
Consumption	(81)	(174)
Balance as of the end of the year	$40	$31